Cover	Dec. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2022
Entity File Number	001-37411
Entity Registrant Name	TIMBER PHARMACEUTICALS, INC.
Entity Central Index Key	0001504167
Entity Tax Identification Number	59-3843182
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 Allen Road
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Basking Ridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07920
City Area Code	(908)
Local Phone Number	636-7160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	TMBR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false